Nature of operations and summary of significant accounting policies (Details-Live used for depreciation) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member]	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member] | Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Customer Equipment [Member] | Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Customer Equipment [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of useful life or remaining lease term